[OBJECT OMITTED]
--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------



                                 August 25, 1998




TO:  Our Unit Holders

On June 30, 1998, the net asset value of the Clearwater Growth Fund was $25.40 per unit. The net asset value of the Clearwater Small Cap Fund was $16.31 per unit. On a total return basis for 1998, the Clearwater Growth Fund increased by 20.0% and the Clearwater Small Cap Fund increased by 7.0%. For comparative purposes, the S&P 500 increased by 17.7% and the Russell 2000 increased by 4.9%. For the second quarter, the Clearwater Growth Fund increased 3.6% and the Clearwater Small Cap Fund decreased 0.9%. The S&P 500 increased 3.3% and the Russell 2000 decreased 4.7%.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments on the first half and the outlook for balance of 1998:

  "As the U.S. equity market posted double digit returns in the first half of 1998, the Clearwater Growth Fund outperformed the Russell 1000 index and other large capitalization market measures. In addition, the Fund outperformed while realizing no net capital gains, providing a high after-tax return as well.

  Parametric Portfolio Associates is managing the Fund with a continual focus on diversifying the portfolio to more approximate the Russell 1000 Index while creating minimal tax liability for shareholders. Since assuming responsibility for managing the fund in November 1997, both performance and tax efficiency objectives have been met, and we will continue to work systematically to these ends.

  The market environment during the first six months of 1998 disproportionately rewarded large capitalization securities with growth, as opposed to value, characteristics. The Clearwater Growth Fund benefited from its bias toward growth securities but was hampered somewhat by its emphasis on mid-capitalization securities. The net effect, as mentioned above, was a return above most broad market indexes. The Fund's investments in health care and technology securities were particularly instrumental in providing growth in the year to date.

  Looking forward, we will continue to seek broad diversification and maximum tax efficiency. Our quantitative models suggest that the recent success of growth stocks may begin to reverse, and we will, as directed, continue to mitigate the residual biases in the portfolio remaining from the prior manager."

August 25, 1998
Page 2





Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:

  "Small company stocks under-performed larger company stocks during the first six months of 1998. The Russell 2000 index, the performance benchmark for the Clearwater Small Cap Fund, rose 4.9% versus 17.7% for the S&P 500 during the period. The Fund outperformed its benchmark index in the first half, returning 7.0% in a very difficult environment.

  Six months ago we expected small cap stocks to gain against larger issues. This expectation was based to a great extent on the relatively modest valuations of small cap stocks, particularly those in the Clearwater Small Cap Fund portfolio. We were, however, concerned about the ability of the entire market to hold its level. Macro-economic factors, we noted, were solid and supportive. We viewed the equity markets, however, as long overdue for a correction as valuations, specifically those of large cap stocks, were at extremes.

  Contrary to our expectations, large stocks continued to outperform smaller ones, and the broad market continued its advance. While valuations of large companies continue to be stretched versus smaller firms, we at Kennedy Capital Management continue to invest in small, rapidly growing firms which appear to be undervalued by other institutional investors."



Clearwater Investment Trust              Clearwater Management Company
P. W. Pascoe, Chairman and Treasurer     P. W. Pascoe, Chairman and Treasurer
Samuel B. Carr, Jr.                      W. T. Weyerhaeuser, V. P. and Secretary
Stanley R. Day, Jr.                      E. C. Driscoll
Robert J. Phares                         W. John Driscoll
F. T. Weyerhaeuser                       C. W. Morley
                                         F. W. Piasecki
D.C. Titcomb, V. P. and Secretary        D. C. Titcomb
                                         G. H. Weyerhaeuser, Jr.

J:\CMC\TLC\MAILINGS\98\CITSA_98.DOC

                           CLEARWATER INVESTMENT TRUST







STATEMENTS OF ASSETS AND LIABILITIES

June 30, 1998                                                                                       GROWTH          SMALL CAP
                                                                                                     FUND              FUND
ASSETS

Investments in securities, at market value (note 2)
   (identified cost: $58,674,561 Growth Fund; $38,886,301 Small Cap Fund)                     $133,303,862        $48,585,254
Cash                                                                                                 2,853              5,104
Receivable for investment securities sold                                                                0            669,546
Accrued dividend and interest receivable                                                            77,280             15,937
Other receivables                                                                                        0              2,250
                                                                                               -----------         ----------

                                                               TOTAL ASSETS                    133,383,995         49,278,091

LIABILITIES

Payables for investment securities purchased                                                             0            221,432
Accrued management fee                                                                             145,067            171,043
                                                                                               -----------         ----------

                                                          TOTAL LIABILITIES                        145,067            392,475

NET ASSETS                                                                                    $133,238,928        $48,885,616
                                                                                               ===========        ===========





CAPITAL

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no par
    value for each Fund; outstanding 5,244,637 and
    2,997,977 shares, respectively (note 2))                                                  $ 59,059,962        $33,876,996
Accumulated net income(loss)                                                                       203,313            (75,201)
Accumulated net realized gain(loss)                                                               (653,648)         5,384,868
Unrealized appreciation of investments                                                          74,629,301          9,698,953
                                                                                                ----------          ---------

NET ASSETS                                                                                    $133,238,928        $48,885,616
----------                                                                                     ===========        ===========


Net asset value per share of outstanding capital stock                                        $      25.40        $     16.31



See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST


STATEMENTS OF OPERATIONS

For Period Ended June 30,
1998                                                                                                GROWTH          SMALL CAP
                                                                                                     FUND              FUND
INVESTMENT INCOME
   Income:
     Dividends (net of foreign taxes withheld of $4,551 and $688, respectively)                $   471,027        $   217,757
     Interest                                                                                       13,904             44,328
                                                                                                  --------         ----------

TOTAL INCOME                                                                                       484,931            262,085

   Expenses: (note 5)
     Income tax expense                                                                                  0              4,200
     Investment advisory fee                                                                       281,618            333,086
                                                                                                  --------         ----------
TOTAL EXPENSES                                                                                     281,618            337,286

                                                     NET INVESTMENT INCOME (LOSS)                  203,313            (75,201)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on security transactions                                              (653,648)         5,374,910
   Unrealized appreciation (depreciation) during the period                                     22,709,052         (1,963,373)
                                                                                               -----------         ----------
                                                         NET GAIN ON INVESTMENTS                22,055,404          3,411,537
                                                                                               -----------         ----------
                                  NET INCREASE IN NET ASSETS FROM OPERATIONS                   $22,258,717         $3,336,336
                                                                                               ===========         ==========



STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended June 30, 1998                                             GROWTH FUND                   SMALL CAP FUND
                                                                   6/30/98         12/31/97         6/30/98        12/31/97
OPERATIONS
   Net investment income(loss)                                 $    203,313     $    (64,458)    $   (75,201)     $   (65,434)
   Net realized gain(loss) on investments                          (653,648)       8,928,506       5,374,910        7,097,859
   Unrealized appreciation(depreciation)
       during the period                                         22,709,052       16,922,059      (1,963,373)       6,508,576
                                                                 ----------      -----------      ----------       ----------

       NET INCREASE IN NET ASSETS FROM OPERATIONS                22,258,717       25,786,107       3,336,336       13,541,001

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net realized gain on investments                                       0       (8,987,082)              0       (7,022,467)
                                                                 ----------      -----------      ----------       ----------

     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  0       (8,987,082)              0       (7,022,467)

CAPITAL SHARE TRANSACTIONS (note 4)
   Proceeds from shares sold                                        539,400          435,000       2,115,350        2,164,600
   Reinvestment of distributions from
       net investment income and gains                            4,830,772           31,725       5,186,008                0
   Payments for shares redeemed                                  (1,249,216)      (4,328,643)     (2,590,487)        (618,257)
                                                                 ----------      -----------      ----------       ----------

            INCREASE(DECREASE) IN NET ASSETS FROM
                      CAPITAL SHARES TRANSACTIONS                 4,120,956       (3,861,918)      4,710,871        1,546,343
                                                                 ----------      -----------      ----------       ----------

                     TOTAL INCREASE IN NET ASSETS                26,379,673       12,937,107       8,047,207        8,064,877

NET ASSETS
   At the beginning of the period                               106,859,255       93,922,148      40,838,409       32,773,532
                                                               ------------     ------------     -----------      -----------

   At the end of the period                                    $133,238,928     $106,859,255     $48,885,616      $40,838,409
                                                               ============     ============     ===========      ===========


See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST


                          Notes to Financial Statements

(1)  Organization

         Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Growth Fund and Clearwater Small Cap Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Growth Fund invests in a broad list of equity securities that offer the potential for growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower.


(2)  Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

         Investments in Securities

         Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

         Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

                          CLEARWATER INVESTMENT TRUST



         Federal Taxes

         The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

         Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

         On  the  statements  of  assets  and  liabilities,   due  to  permanent
         book-to-tax differences, the following adjustments have been made:

                                                 Clearwater      Clearwater
                                                 Growth Fund   Small Cap Fund
         --------------------------------------------------------------------

              Undistributed net investment income  $64,458         $65,434
              Accumulated net realized gains             0         (65,434)
              Additional paid-in capital           (64,458)              0

         Distributions to Shareholders

         Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                          CLEARWATER INVESTMENT TRUST



(3)  Investment Security Transactions

         Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended June 30, 1998, were as follows:
                                            Purchases      Sales proceeds
         ----------------------------------------------------------------
         Clearwater Growth Fund           $    54,407         $ 1,170,054
         Clearwater Small Cap Fund         17,443,965          18,576,435


(4)  Capital Share Transactions

         Transactions in shares of each fund for the year ended December 31, 1997 and the period ended June 30, 1998, were as follows:

                                         Clearwater               Clearwater
                                        Growth Fund            Small Cap Fund
                                 ----------------------------------------------

                                  6/30/98     12/31/97     6/30/98     12/31/97
         ----------------------------------------------------------------------
         Sold                      22,672       24,071     133,944      144,088
         Issued for reinvested
          distributions           228,190        1,459     340,289          -0-

         Redeemed                 (53,985)    (230,550)   (155,360)     (36,779)
         ----------------------------------------------------------------------
         Increase (decrease)      196,877     (205,020)    318,873      107,309
         ----------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST



(5)  Expenses and Related Party Transactions

         The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of an agreement, Clearwater Growth Fund and Clearwater Small Cap Fund pay a monthly fee equal to an annual rate of 0.45% and 1.35% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

         The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million.




(6)  Restricted Securities

         At June 30, 1998, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at June 30, 1998 was $2,475,000, representing 1.9% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST



(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                             Year ended December 31,
                                          June 30,   -------------------------------------
                                            1998     1997(d) 1996    1995    1994   1993
      ------------------------------------------------------------------------------------
      Net asset value, beginning of year   $21.17    17.88   17.01   13.62   14.49  15.98
      ------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income (loss)       .03     (.01)   (.01)    .01     .06    .09
           Net realized and unrealized
               gains                         4.20     5.08    3.68    4.43     .11    .27
      ------------------------------------------------------------------------------------
                  Total from investment
                     operations              4.23     5.07    3.67    4.44     .17    .36
      ------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment
           income                             .00      .00     .00    (.01)   (.06)  (.09)
             Distributions from net
                 realized gains               .00    (1.78)  (2.80)  (1.04)   (.98) (1.76)
       ------------------------------------------------------------------------------------
                  Total distributions         .00    (1.78)  (2.80)  (1.05)  (1.04) (1.85)
      ------------------------------------------------------------------------------------
      Net asset value, end of year         $25.40    21.17   17.88   17.01   13.62  14.49

      ------------------------------------------------------------------------------------
      Total return(a)                       20.0%    28.4%   21.6%   32.6%    1.2%   2.2%

      Net assets, end of year (000s
        omitted)                          $133,239  106,859  93,922  84,775  65,999 61,037

      Ratio of expenses to average
        net assets                           .23%      .98%   1.08%(c)1.08%   1.07%  1.08%

      Ratio of net investment income
        (loss) to average net assets         .17%     (.06%)  (.07%)   .06%    .39%   .55%

      Average brokerage commission
        rate(b)                            $ .060      .0571   0.0547  n/a     n/a    n/a

      Portfolio turnover rate (excluding
        short-term securities)               .044%   38.16%   75.90% 58.64%  70.69% 52.76%

      (a)Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.


      (c ) Includes federal and state taxes of .01%.


      (d) Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST



Clearwater Small Cap Fund
                                                             Year ended December 31,
                                          June 30,   -------------------------------------
                                            1998     1997(d) 1996    1995    1994   1993
      ------------------------------------------------------------------------------------
      Net asset value, beginning of year   $15.24    12.74   11.47    9.89   12.26  11.50
      ------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income             (.03)    (.02)    .00     .04     .17    .17
           Net realized and unrealized
              gains (losses)                 1.10     5.14    1.71    2.56    (.99)  1.60
      ------------------------------------------------------------------------------------
                  Total from investment
                     operations              1.07     5.12    1.71    2.60    (.82)  1.77
        ------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment
           income                             .00      .00     .00    (.04)   (.17)  (.17)
        Excess distributions from net
           investment income                  .00      .00    (.01)    .00     .00    .00
             Distributions from net
             realized gains                   .00    (2.62)   (.42)   (.98)  (1.38)  (.84)
        Tax return of capital                 .00      .00    (.01)    .00     .00    .00
      ------------------------------------------------------------------------------------
                  Total distributions         .00    (2.62)   (.44)  (1.02)  (1.55) (1.01)
      ------------------------------------------------------------------------------------
      Net asset value, end of year         $16.31    15.24   12.74   11.47    9.89  12.26
      ------------------------------------------------------------------------------------
      Total return(a)                        7.0%    40.2%   15.0%   26.3%   (6.7%) 15.4%

      Net assets, end of year (000s
        omitted)                           $48,886   40,838  32,774  26,826  17,998 13,972

      Ratio of expenses to average
        net assets                            .71%(d) 1.35%   1.37%(d)1.35%   1.40%  1.47%

      Ratio of net investment income (loss)
        to average net assets                (.16%)   (.17%)   .00%    .36%   1.61%  1.38%

      Average brokerage commission
        rate(c)                             $ .048     .0503   .0424   n/a     n/a    n/a

      Portfolio turnover rate (excluding
        short-term securities)              37.24%   92.22%  89.25%  77.46% 122.88% 58.49%

      (a)Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Effective May 1, 1994, a change was implemented in the fund's investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have total equity market capitalizations of $1 billion or lower. Also effective January 1, 1994, Kennedy Capital Management became the sub-adviser for the fund.

      (c)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

      (d) Includes federal and state taxes of .04% in 1996 and .01% in 1998.

                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
AIR TRANSPORTATION
                   600    AMR CORP (b)                                        35,793.00           49,950.00
                   200    DELTA AIR LINES INC.                                20,824.50           25,850.00
                11,600    FEDERAL EXPRESS CORP (b)                           523,042.27          727,900.00
                                                                       ----------------    ----------------
                            TOTAL AIR TRANSPORTATION                         579,659.77          803,700.00          0.60%

AIRCRAFT
                19,000    BOEING CO                                          449,445.00          846,687.50
                   800    UNITED TECHNOLOGIES CORP                            57,473.04           74,000.00
                                                                       ----------------    ----------------
                            TOTAL AIRCRAFT                                   506,918.04          920,687.50           0.69%

ALUMINUM
                   500    ALUMINUM COMPANY OF AMERICA                         36,655.00           32,968.75           0.02%

BANKS
                 2,090    BANC ONE CORP                                      100,164.01          116,648.13
                 1,000    BANK OF BOSTON CORP                                 41,430.00           55,625.00
                 1,300    BANK OF NEW YORK CO INC                             62,790.52           78,893.75
                 2,300    BANKAMERICA CORP                                   168,819.31          198,806.25
                   300    BANKERS TRUST NEW YORK CORP                         36,318.00           34,818.75
                13,000    CHASE MANHATTEN CORP                               654,888.75          981,500.00
                 8,500    CITICORP                                           357,041.25        1,268,625.00
                   450    COMERICA INC.                                       23,943.00           29,812.50
                   600    FIFTH THIRD BANCORP                                 26,025.00           37,800.00
                 4,000    FIRST AMERICAN CORP-TENN                           107,205.00          192,500.00
                 1,000    FIRST CHICAGO NBD CORP                              74,122.50           88,625.00
                 2,834    FIRST UNION CORP (N C )                            135,000.24          165,080.50
                   900    FLEET FINANCIAL GROUP INC.                          58,272.75           75,150.00
                   600    J P MORGAN & COMPANY                                69,092.28           70,275.00
                 1,400    KEYCORP                                             44,267.02           49,875.00
                 1,400    MBNA CORP                                           37,621.50           46,200.00
                   900    MELLON BANK CORP                                    46,904.04           62,662.50
                   700    NATIONAL CITY CORP                                  42,254.52           49,700.00
                 3,231    NATIONSBANK CORP                                   199,408.05          247,171.50
                52,000    NORWEST CORP                                     1,155,560.00        1,943,500.00
                 1,100    PNC BANK CORPORATION                                53,028.47           59,193.75
                 8,000    REPUBLIC NEW YORK CORP                             382,682.70          503,500.00
                   500    STATE STREET CORP                                   28,217.50           34,750.00
                   700    SUNTRUST BANKS INC.                                 46,060.77           56,918.75
                55,000    TCF FINANCIAL CORP                                 965,087.50        1,622,500.00
                 2,400    U S BANCORP                                         83,398.00          103,200.00
                   500    WACHOVIA CORP                                       37,580.00           42,250.00
                 1,200    WASHINGTON MUTUAL INC.                              55,000.00           52,125.00
                   200    WELLS FARGO & CO                                    59,349.50           73,800.00
                                                                       ----------------    ----------------
                            TOTAL BANKS                                    5,151,532.18        8,341,506.38           6.26%

BEVERAGES
                 1,500    ANHEUSER-BUSCH COS INC                              61,264.95           70,781.25
                36,000    COCA-COLA CO                                     1,081,705.00        3,078,000.00
                 5,000    PEPSICO INC                                        186,237.50          205,937.50
                                                                       ----------------    ----------------
                            TOTAL BEVERAGES                                1,329,207.45        3,354,718.75           2.52%



See accompanying notes to investment securities               1                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
BROADCASTING & CABLE
                 4,100    CBS CORPORATION                                    112,181.50          130,175.00
                 1,100    COMCAST CORP-SPECIAL CLASS A                        30,662.50           44,653.13
                 2,000    MEDIAONE GROUP INC. (b)                             50,636.41           87,875.00
                 1,700    TELE COMMUNICATIONS-CL A (b)                        38,356.25           65,343.75
                 1,050    TELE COMM LIBERTY MEDIA GR-A (b)                    23,012.50           40,753.13
                 1,400    TIME WARNER INC.                                    82,946.50          119,612.50
                 1,000    VIACOM INC. (b)                                     30,716.30           58,500.00
                                                                       ----------------    ----------------
                            TOTAL BROADCASTING & CABLE                       368,511.96          546,912.51           0.41%

BUSINESS EQUIP & SERVICES
                18,000    ACCUSTAFF INC (b)                                  332,705.00          562,500.00
                 1,000    AUTOMATIC DATA PROCESSING                           52,653.80           72,875.00
                   700    BROWNING-FERRIS INDS                                23,948.26           24,325.00
                26,000    CERIDIAN CORP COM (b)                              693,103.00        1,527,500.00
                10,000    COMPUTER SCIENCES CORP (b)                         341,043.55          640,000.00
                26,000    DENDRITE INTERNATIONAL INC. (b)                    317,216.10          978,250.00
                 1,100    ELECTRONIC DATA SYSTEMS CORP                        43,097.23           44,000.00
                27,000    FISERV INC (b)                                     549,868.20        1,146,656.25
                22,000    FIRST DATA CORP                                    226,047.22          732,875.00
                17,200    METAMOR WORLDWIDE INC.                             434,102.00          605,225.00
                34,875    PAYCHEX INC                                        278,102.90        1,418,976.56
                 1,000    PITNEY-BOWES INC.                                   41,455.00           48,125.00
                   900    REPUBLIC INDUSTRIES (b)                             27,391.50           22,500.00
                   800    SERVICE CORP INTERNATIONAL                          24,648.00           34,300.00
                43,500    STEWART ENTERPRISES-CL A                           629,245.99        1,158,187.50
                 5,500    XEROX CORP                                         426,875.15          558,937.50
                 1,500    WASTE MANAGEMENT INC.                               37,402.50           52,500.00
                                                                       ----------------    ----------------
                            TOTAL BUSINESS EQUIP & SERVICES                4,478,905.40        9,627,732.81           7.23%

CAPITAL EQUIPMENT
                 1,200    CATERPILLAR INC                                     62,622.00           63,450.00
                   800    DEERE & CO                                          43,423.04           42,300.00
                   700    ILLINOIS TOOL WORKS, INC.                           35,760.76           46,681.25
                12,000    KENNAMETAL INC.                                    550,972.70          501,000.00
                12,000    SUNDSTRAND CORP                                    381,907.50          687,000.00
                                                                       ----------------    ----------------
                            TOTAL CAPITAL EQUIPMENT                        1,074,686.00        1,340,431.25           1.01%

CHEMICALS
                   800    DOW CHEMICAL                                        73,823.04           77,350.00
                 3,700    DUPONT, E I DE NEMOURS                             213,165.88          276,112.50
                22,500    MONSANTO CO                                        329,839.69        1,257,187.50
                                                                       ----------------    ----------------
                            TOTAL CHEMICALS                                  616,828.61        1,610,650.00           1.21%

CHEMICALS-SPECIALTY
                   600    AIR PRODUCTS & CHEMICALS INC                        23,043.00           24,000.00
                   100    PRAXAIR INC                                          4,456.00            4,681.25
                                                                       ----------------    ----------------
                            TOTAL CHEMICALS-SPECIALTY                         27,499.00           28,681.25           0.02%






See accompanying notes to investment securities               2                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
COMMUNICATIONS EQUIPMENT
                23,500    ADC TELECOMMUNICATIONS INC. (b)                    538,040.05          858,484.38
                 7,000    CIENA CORP (b)                                     342,767.05          487,375.00
                 4,200    LUCENT TECHNOLOGIES INC.                           175,994.70          349,387.50
                 4,500    PAIRGAIN TECHNOLOGIES INC. (b)                      94,432.20           78,468.75
                14,500    TELLABS, INC. (b)                                  298,665.30        1,038,562.50
                                                                       ----------------    ----------------
                            TOTAL COMMUNICATIONS EQUIPMENT                 1,449,899.30        2,812,278.13           2.11%

COMPUTERS & PERIPHERALS
                28,500    CISCO SYSTEMS INC (b)                              278,270.35        2,623,781.25
                 5,073    COMPAQ COMPUTER CORP                               171,500.40          143,932.19
                 1,800    DELL COMPUTER CORP (b)                              77,072.76          167,062.50
                 1,600    EMC CORP MASS (b)                                   47,098.00           71,700.00
                 2,800    HEWLETT-PACKARD CO                                 181,030.64          167,650.00
                 3,300    INTL BUSINESS MACHINES CORP                        338,860.50          378,881.25
                19,000    LEGATO SYSTEMS INC. (b)                            157,970.10          741,000.00
                 1,100    3COM CORP (b)                                       48,087.49           33,756.25
                                                                       ----------------    ----------------
                            TOTAL COMPUTERS & PERIPHERALS                  1,299,890.24        4,327,763.44           3.25%

COMPUTER SOFTWARE & SERVICES
                   600    AMERICA ONLINE INC (b)                              23,905.50           63,600.00
                11,000    ASPEN TECHNOLOGY INC. (b)                          321,179.55          555,500.00
                14,000    BAAN COMPANY NV (b)                                199,062.50          500,500.00
                15,000    COMPUTER ASSOCIATES INTL INC.                      514,842.00          833,437.50
                26,000    MICROSOFT CORP (b)                                  83,073.61        2,817,750.00
                26,500    ORACLE CORPORATION (b)                              83,951.14          650,906.25
                64,000    PARAMETRIC TECH (b)                                417,553.25        1,736,000.00
                55,000    PEOPLESOFT INC. (b)                                862,211.20        2,585,000.00
                11,000    SAP ADS(c)                                         401,720.00        2,475,000.00
                                                                       ----------------    ----------------
                            TOTAL COMPUTER SOFTWARE & SERVICES             2,907,498.75       12,217,693.75           9.17%

CONSTRUCTION MATERIALS
                19,000    CRANE CO                                           515,675.00          922,687.50
                 8,000    OWENS CORNING                                      248,120.85          326,500.00
                   600    PPG INDUSTRIES INC.                                 34,142.28           41,737.50
                                                                       ----------------    ----------------
                            TOTAL CONSTRUCTION MATERIALS                     797,938.13        1,290,925.00           0.97%

COSMETICS & TOILETRIES
                   400    AVON PRODUCTS                                       26,011.52           31,000.00
                33,000    GILLETTE COMPANY                                   550,137.35        1,870,687.50
                                                                       ----------------    ----------------
                            TOTAL COSMETICS & TOILETRIES                     576,148.87        1,901,687.50           1.43%

CONSUMER SERVICES
                 8,250    SYLVAN LEARNING SYSTEMS (b)                        207,480.00          270,187.50           0.20%

DEFENSE
                   600    LOCKHEED MARTIN CORPORATION                         59,173.50           63,525.00
                   153    RAYTHEON CO CL-A                                     8,877.62            8,816.63
                   800    RAYTHEON CO CL-B                                    41,998.00           47,300.00
                   500    ROCKWELL INTERNATIONAL CORP                         24,905.00           24,031.25
                                                                       ----------------    ----------------
                            TOTAL DEFENSE                                    134,954.12          143,672.88           0.11%



See accompanying notes to investment securities               3                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS


ELECTRICAL EQUIPMENT
                   800    DOVER CORP                                          27,686.52           27,400.00
                 1,500    EMERSON ELECTRIC CO                                 83,733.75           90,562.50
                38,600    GENERAL ELECTRIC CO                              1,661,591.47        3,512,600.00
                   400    HONEYWELL INC                                       28,161.52           33,425.00
                17,000    TYCO INTERNATIONAL LTD                             329,885.00        1,071,000.00
                                                                       ----------------    ----------------
                            TOTAL ELECTRICAL EQUIPMENT                     2,131,058.26        4,734,987.50           3.55%

ELECTRONIC COMPONENTS & EQUIPMENT
                   700    AMP INC                                             32,698.26           24,062.50
                38,000    ANALOG DEVICES (b)                                 681,654.00          933,375.00
                 1,200    APPLIED MATERIALS INC. (b)                          44,659.56           35,400.00
                23,000    ASM LITHOGRAPHY HOLDING NV (b)                     445,941.70          668,437.50
                26,000    INTEL CORP                                         208,329.75        1,927,250.00
                19,000    XILINX INC (b)                                     579,697.78          646,000.00
                 2,000    MOTOROLA INC                                       129,307.60          105,125.00
                                                                       ----------------    ----------------
                            TOTAL ELECTRONIC COMPONENTS                    2,122,288.65        4,339,650.00           3.26%

FINANCE COMPANIES
                 1,022    ASSOCIATES FIRST CAPITAL                            61,288.86           78,566.25           0.06%
                 1,200    HOUSEHOLD INTERNATIONAL INC.                        45,811.52           59,700.00
                                                                       ----------------    ----------------
                            TOTAL FINANCE COMPANIES                          107,100.38          138,266.25

FINANCIAL SERVICES
                 1,600    AMERICAN EXPRESS COMPANY                           127,596.00          182,400.00
                 8,500    CMAC INVESTMENT CORPORATION                        245,161.25          522,750.00
                 3,500    FANNIE MAE                                         178,928.75          212,625.00
                21,500    FEDERAL HOME LOAN MORTGAGE CO                       65,945.84        1,011,843.75
                27,000    FRANKLIN RESOURCES INC.                            683,519.05        1,458,000.00
                   750    MARSH & MCLENNAN COS                                36,705.00           45,328.13
                 1,100    MERRILL LYNCH & CO                                  78,459.70          101,475.00
                 1,500    MORGAN ST DEAN WITTER DIS                           82,039.95          137,062.50
                19,000    MUTUAL RISK MANAGEMENT LTD                         352,996.55          692,312.50
                39,000    PRICE (T ROWE) ASSOCIATES                          544,918.25        1,464,937.50
                   700    STUDENT LOAN MARKETING ASSN                         28,837.00           34,300.00
                 3,828    TRAVELERS GROUP INC                                184,962.47          232,072.50
                                                                       ----------------    ----------------
                            TOTAL FINANCIAL SERVICES                       2,610,069.81        6,095,106.88           4.57%

FOOD & RELATED PRODUCTS
                    40    AGRIBRANDS INTERNATIONAL (b)                         1,196.85            1,210.00
                 1,800    ARCHER DANIELS MIDLAND                              40,720.50           34,875.00
                 1,000    BESTFOODS                                           47,226.68           58,062.50
                 6,500    CAMPBELL SOUP CO                                   298,047.61          345,312.50
                 1,600    CONAGRA INC COM                                     53,846.08           50,700.00
                   125    CORN PRODUCTS INTL INC. (b)                          3,490.82            4,234.38
                   500    GENERAL MILLS INC                                   33,817.50           34,187.50
                 1,200    HEINZ (H J) CO                                      57,072.00           67,350.00
                   700    KELLOGG CO                                          30,710.75           26,293.75
                   900    PIONEER HI BRED INTL INC.                           28,136.76           37,237.50
                   400    RALSTON PURINA CO                                   35,239.67           46,725.00
                 1,600    SARA LEE CORP                                       82,946.08           89,500.00
                   650    VLASIC INTL FOODS (b)                               14,064.39           13,081.25
                   300    WRIGLEY (WM) JR CO                                  21,918.00           29,400.00
                                                                       ----------------    ----------------
                            TOTAL FOOD & RELATED PRODUCTS                    748,433.69          838,169.38           0.63%



See accompanying notes to investment securities               4                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
FOREST & PAPER PRODUCTS
                   300    GEORGIA-PACIFIC (TIMBER GRP)                         5,990.16            6,918.75
                   300    GEORGIA-PACIFIC CORP (b)                            20,265.33           17,681.25
                 1,000    INTERNATIONAL PAPER CO                              47,122.50           43,000.00
                 1,800    KIMBERLY-CLARK CORP                                 95,401.80           82,575.00
                                                                       ----------------    ----------------
                            TOTAL FOREST & PAPER PRODUCTS                    168,779.79          150,175.00           0.11%

FURNITURE & FURNISHING
                   500    MASCO CORP                                          23,030.00           30,250.00           0.02%

HEALTH CARE-DRUGS
                 5,000    ABBOT LABORATORIES                                 157,381.25          204,375.00
                14,000    AMGEN INC (b)                                      259,439.50          915,250.00
                18,500    BIOGEN INC. (b)                                    551,691.65          906,500.00
                   400    CARDINAL HEALTH INC                                 29,424.00           37,500.00
                   500    DURA PHARMACEUTICALS INC (b)                        17,500.00           11,187.50
                20,500    ELAN CORP PLC-ADR (b)                              625,284.55        1,318,406.25
                19,000    LILLY (ELI) & CO                                   794,112.40        1,255,187.50
                 4,000    MERCK & CO INC.                                    357,490.00          535,000.00
                 1,700    PHARMACIA & UPJOHN INC.                             55,345.71           78,412.50
                35,500    PFIZER INC                                         354,583.00        3,858,406.25
                 2,400    SCHERING-PLOUGH                                    140,844.00          219,900.00
                23,000    SMITHKLINE BEECHAM-SPONS ADR                       691,310.00        1,391,500.00
                                                                       ----------------    ----------------
                            TOTAL HEALTH CARE-DRUGS                        4,034,406.06       10,731,625.00           8.05%

HEALTH CARE-GENERAL
                 4,200    AMERICAN HOME PRODUCTS INC.                        160,432.23          217,350.00
                   900    BAXTER INTERNATIONAL INC.                           42,635.25           48,431.25
                 3,300    BRISTOL-MYERS SQUIBB CO                            302,591.85          379,293.75
                16,500    JOHNSON & JOHNSON                                  364,435.12        1,216,875.00
                23,000    MEDTRONIC INC.                                     171,646.13        1,466,250.00
                46,500    WARNER-LAMBERT CO                                1,346,471.55        3,225,937.50
                                                                      ----------------    ----------------
                            TOTAL HEALTH CARE-GENERAL                      2,388,212.13        6,554,137.50           4.92%

HOSPITAL SUPPLY & MANAGEMENT
                   500    AETNA INC                                           36,611.25           38,062.50
                 2,200    COLUMBIA/HCA HEALTHTRUST CORP                       62,531.92           64,075.00
                 1,000    FPA MEDICAL MANAGEMENT INC (b)                      23,750.00            1,156.25
                   500    GUIDANT CORP                                        29,436.25           35,656.25
               138,000    HBO & CO                                         1,271,007.80        4,864,500.00
                58,000    HEALTHSOUTH CORP (b)                               491,910.00        1,547,875.00
                17,500    STRYKER CORP                                       270,380.65          671,562.50
                 1,000    TENET HEALTH CARE (b)                               30,153.80           31,250.00
                   600    UNITED HEALTHCARE CORP                              29,267.28           38,100.00
                                                                       ----------------    ----------------
                            TOTAL HOSPITAL SUPPLY & MANAGEMENT             2,245,048.95        7,292,237.50           5.47%

HOTELS & GAMING
                41,000    MARRIOTT INTERNATIONAL INC                         352,253.59        1,327,375.00
                18,500    PROMUS HOTEL CORP (b)                              557,547.45          712,250.00
                 5,125    SODEXHO MARRIOTT                                   378,894.86          148,625.00
                   617    STARWOOD HOTELS & RESORTS                           33,318.00           29,808.81
                                                                       ----------------    ----------------
                            TOTAL HOTELS & GAMING                          1,322,013.90        2,218,058.81           1.66%



See accompanying notes to investment securities               5                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
HOUSEHOLD-GENERAL PRODUCTS
                 1,000    COLGATE-PALMOLIVE CO                                63,903.80           88,000.00
                18,000    PROCTOR & GAMBLE CO                                728,181.20        1,639,125.00
                                                                       ----------------    ----------------
                            TOTAL HOUSEHOLD-GENERAL PRODUCTS                 792,085.00        1,727,125.00           1.30%

INSURANCE-LIFE
                   800    AMERICAN GENERAL CORP                               41,298.00           56,950.00
                   500    AON CORP                                            27,655.00           35,125.00
                   600    CONSECO INC                                         27,373.50           28,050.00
                12,000    EQUITABLE COMPANIES INC                            461,539.95          899,250.00
                   700    SUNAMERICA INC.                                     27,885.76           40,206.25
                                                                       ----------------    ----------------
                            TOTAL INSURANCE-LIFE                             585,752.21        1,059,581.25           0.80%

INSURANCE-PROPERTY & CASUALTY
                33,000    ACE LTD                                            625,555.00        1,287,000.00
                 9,000    ALLSTATE CORP                                      559,336.40          824,062.50
                13,500    AMERICAN INTERNATIONAL GROUP                       466,630.50        1,971,000.00
                   600    CHUBB CORP                                          40,817.28           48,225.00
                   600    CIGNA CORP                                          31,837.00           41,400.00
                19,000    EXEL LIMITED                                       523,635.00        1,478,437.50
                   300    GENERAL RE CORP                                     59,399.25           76,050.00
                   400    HARTFORD FINANCIAL SVCS GRP                         32,399.00           45,750.00
                76,000    MERCURY GENERAL CORP                             1,614,960.30        4,887,750.00
                24,000    MGIC INVESTMENT CORP                               576,720.00        1,369,500.00
                                                                       ----------------    ----------------
                            TOTAL INSURANCE-PROPERTY & CASUALTY            4,531,289.73       12,029,175.00           9.03%

LEISURE TIME INDUSTRY
                39,201    CENDANT CORPORATION (b)                            350,004.02          818,320.88
                 2,200    DISNEY WALT                                        189,400.86          231,137.50
                 1,000    MATTEL INC                                          39,278.80           42,312.50
                                                                       ----------------    ----------------
                            TOTAL LEISURE TIME INDUSTRY                      578,683.68        1,091,770.88           0.82%

MOTOR VEHICLE PARTS
                   300    EATON CORP                                          29,199.24           23,325.00           0.02%

MOTOR VEHICLES
                 2,000    CHRYSLER CORP                                       72,120.00          112,750.00
                 3,900    FORD MOTOR COMPANY                                 120,162.03          230,100.00
                 2,400    GENERAL MOTORS CORP                                152,288.71          160,350.00
                54,000    HARLEY DAVIDSON, INC.                              691,935.20        2,092,500.00
                                                                       ----------------    ----------------
                            TOTAL MOTOR VEHICLES                           1,036,505.94        2,595,700.00           1.95%

MULTIPLE INDUSTRY
                 1,700    ALLIED SIGNAL INC                                   63,195.80           75,437.50
                   800    CORNING INC                                         36,773.04           27,800.00
                   200    LOEWS CORP                                          22,624.50           17,425.00
                 1,400    MINNESOTA MINING & MFG CO                          128,884.00          115,062.50
                   400    TEXTRON INC.                                        23,724.00           28,675.00
                   100    TRW INC                                              5,868.50            5,462.50
                                                                       ----------------    ----------------
                            TOTAL MULTIPLE INDUSTRY                          281,069.84          269,862.50           0.20%






See accompanying notes to investment securities               6                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
PETROLEUM-DOMESTIC
                 1,100    ATLANTIC RICHFIELD CO                               90,572.24           85,937.50
                   600    BURLINGTON RESOURCES INC                            29,454.78           25,837.50
                 1,100    OCCIDENTAL PETROLEUM CORP                           31,347.25           29,700.00
                   700    PHILLIPS PETROLEUM CO                               34,579.51           33,731.25
                   600    TENNECO INC.                                        27,411.00           22,837.50
                   800    UNOCAL CORP                                         33,123.04           28,600.00
                   900    USX-MARATHON GROUP INC                              32,735.25           30,881.25
                                                                       ----------------    ----------------
                            TOTAL PETROLEUM-DOMESTIC                         279,223.07          257,525.00           0.19%

PETROLEUM-INTERNATIONAL
                 3,200    AMOCO CORP                                         148,346.08          133,200.00
                13,665    BRITISH PETROLEUM PLC-ADR                          685,319.71        1,205,936.25
                 2,100    CHEVRON CORP                                       180,769.68          174,431.25
                 8,200    EXXON CORP                                         512,736.16          584,762.50
                 2,600    MOBIL CORP                                         193,368.50          199,225.00
                 1,700    TEXACO INC                                          98,739.57          101,468.75
                                                                       ----------------    ----------------
                            TOTAL PETROLEUM-INTERNATIONAL                  1,819,279.70        2,399,023.75           1.80%

PETROLEUM-SERVICES & EQUIPMENT
                   500    BAKER HUGHES, INC.                                  23,780.00           17,281.25
                11,500    CAMCO INTERNATIONAL INC                            407,180.00          895,562.50
                 4,000    DRESSER INDUSTRIES INC                             147,438.95          176,250.00
                   800    HALLIBURTON CO                                      50,123.04           35,650.00
                21,000    SCHLUMBERGER LTD                                   572,707.95        1,434,562.50
                30,500    TRANSOCEAN OFFSHORE INC                            797,547.52        1,357,250.00
                                                                       ----------------    ----------------
                            TOTAL PETROLEUM-SERVICES                       1,998,777.46        3,916,556.25           2.94%

PHOTOGRAPHIC EQUIPMENT
                 1,100    EASTMAN KODAK CO.                                   69,022.25           80,368.75           0.06%

PUBLISHING
                   900    GANNETT CO                                          48,672.72           63,956.25           0.05%

RAILROAD
                   500    BURLINGTON NORTHERN SANTA FE CORP                   48,067.50           49,093.75
                   700    CSX CORP COM                                        38,429.51           31,850.00
                 1,200    NORFOLK SOUTHERN CORP                               38,472.00           35,775.00
                   700    UNION PACIFIC CORP                                  41,779.50           30,887.50
                                                                       ----------------    ----------------
                            TOTAL RAILROAD                                   166,748.51          147,606.25           0.11%

RESTAURANTS
                 2,300    MCDONALD'S CORP                                    105,806.67          158,700.00           0.12%

RETAIL-FOOD STORES
                   700    ALBERTSON'S INC.                                    26,335.75           36,268.75
                   700    KROGER CO (b)                                       22,635.76           30,012.50
                   800    RITE AID CORP                                       24,336.52           30,050.00
                 1,600    SAFEWAY INC (b)                                     47,173.04           65,100.00
                25,000    WALGREEN COMPANY                                   632,788.70        1,032,812.50
                                                                       ----------------    ----------------
                            TOTAL RETAIL-FOOD STORES                         753,269.77        1,194,243.75           0.90%





See accompanying notes to investment securities               7                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
RETAIL - GENERAL MERCHANDISE
                   700    COSTCO COMPANIES INC (b)                            27,518.75           44,143.75
                 1,400    DAYTON-HUDSON CORP                                  46,160.73           67,900.00
                19,500    FEDERATED DEPARTMENT STORES (b)                    513,045.00        1,049,343.75
                70,000    KOHLS CORP (b)                                   1,171,431.25        3,631,250.00
                   800    MAY DEPARTMENT STORES CO                            44,498.00           52,400.00
                   700    PENNEY J C INC                                      42,410.76           50,618.75
                 1,200    SEARS ROEBUCK & CO                                  55,159.56           73,275.00
                 4,600    WALMART STORES INC.                                166,863.62          279,450.00
                                                                       ----------------    ----------------
                            TOTAL RETAIL - GENERAL MERCHANDISE             2,067,087.67        5,248,381.25           3.94%

RETAIL - SPECIALTY STORE
                 1,200    CVS CORP                                            37,761.00           46,725.00
                 1,050    GAP INC                                             39,067.00           64,706.25
                25,750    HOME DEPOT INC.                                     50,381.91        2,138,859.38
                   900    TOYS R US INC. (b)                                  31,610.25           21,206.25
                                                                       ----------------    ----------------
                            TOTAL RETAIL-SPECIALTY STORE                     158,820.16        2,271,496.88           1.70%

TIRES & RUBBER PRODUCTS
                   500    GOODYEAR TIRE & RUBBER CO                           32,667.50           32,218.75           0.02%

TOBACCO
                 1,100    RJR NABISCO HOLDINGS CORP                           36,022.25           26,125.00
                31,500    PHILIP MORRIS COS INC.                             520,988.30        1,240,312.50
                                                                       ----------------    ----------------
                            TOTAL TOBACCO                                    557,010.55        1,266,437.50           0.95%

UTILITIES - ELECTRIC
                   600    AMERICAN ELECTRIC POWER                             28,667.28           27,225.00
                   800    CONSOLIDATED EDISON OF NY                           27,723.04           36,850.00
                 1,200    DUKE POWER CO                                       58,309.56           71,100.00
                 1,300    EDISON INTERNATIONAL                                33,715.50           38,431.25
                   500    FPL GROUP INC                                       26,336.25           31,500.00
                 1,400    P G & E CORPORATION                                 36,484.00           44,187.50
                 2,200    SOUTHERN CO                                         50,975.76           60,912.50
                   800    TEXAS UTILITY                                       28,673.04           33,300.00
                                                                       ----------------    ----------------
                            TOTAL UTILITIES - ELECTRIC                       290,884.43          343,506.25           0.26%

UTILITIES - GAS & PIPELINE
                 1,000    ENRON CORP                                          38,497.50           54,062.50
                 1,000    WILLIAMS COMPANIES, INC.                            25,623.75           33,750.00
                                                                       ----------------    ----------------
                            TOTAL UTILITIES - GAS & PIPELINE                  64,121.25           87,812.50           0.07%

UTILITIES - TELEPHONE & CELLULAR
                 5,300    A T & T CORPORATION                                261,336.64          302,762.50
                35,000    AIRTOUCH COMMUNICATIONS INC. (b)                 1,048,159.20        2,045,312.50
                 3,600    AMERITECH CORPORATION/DEL                          117,220.50          161,550.00
                 5,200    BELL ATLANTIC CORP                                 210,187.38          237,250.00
                 3,300    BELLSOUTH CORP                                     157,460.49          221,512.50








See accompanying notes to investment securities               8                                                 (Continued)



                                                    CLEARWATER GROWTH FUND

                                          SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
UTILITIES - TELEPHONE & CELLULAR (cont.)
                 3,100    GTE CORP                                           134,454.75          172,437.50
                 1,800    MCI COMMUNICATIONS                                  65,756.34          104,625.00
                 6,000    SOUTHWESTERN BELL CORP                             194,805.00          240,000.00
                 1,400    SPRINT CORP                                         75,027.82           98,700.00
                 1,655    US WEST INC (b)                                     66,717.19           77,767.14
                 2,200    WORLDCOM INC GA (b)                                 76,656.36          106,562.50
                                                                       ----------------    ----------------
                            TOTAL UTILITIES - TELEPHONE & CELLULAR         2,407,781.67        3,768,479.64           2.83%

CASH EQUIVALENTS
                          REPURCHASE AGREEMENTS WITH STATE STREET
        576,145.12          BANK, 5.3%, 7/1/98 (e)                           576,148.12          576,148.12           0.43%
                                                                       ----------------    ----------------   ------------

                          TOTAL INVESTMENTS                              $58,674,561.58      133,303,861.74         100.05%
                                                                       ================    ================   ============

Notes to Investments in Securities
     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b) Currently non-income producing.

     (c) Security purchased on May 23, 1995 at a cost of $401,720 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  May be sold only to dealers in that program or other institutional purchasers.

     (d) At June 30, 1998, the cost for federal income tax purposes was $58,674,561.  The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                          Gross unrealized appreciation                                                      75,245,290.46
                          Gross unrealized depreciation                                                        (615,990.30)
                                                                                                    -----------------------
                              Net unrealized appreciation                                                   $74,629,300.16
                                                                                                    =======================

     (e) Repurchase agreement acquired on 6/30/98 is collateralized by U.S. government agency securities and interest due at maturity is $84.82.












See accompanying notes to investment securities               9

                                           CLEARWATER SMALL CAP FUND

                                      SCHEDULE OF INVESTMENTS AT JUNE 30 ,1998


           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
AIRCRAFT LEASING
                25,200    INTERNATIONAL AIRCRAFT CO (b)                      256,612.50          217,350.00        0.44%

ALUMINUM
                39,400    EASCO INC                                          286,917.90          396,462.50        0.81%

BANKS
                 7,570    FIDELITY BANKSHARES INC.                           111,829.55          216,691.25
                21,500    INDEPENDENT BANK CORP - MASS (b)                   350,718.75          416,562.50
                14,512    QUEENS COUNTY BANCORP INC.                         327,293.81          633,086.00
                17,640    SUN BANCORP INC-NJ                                 240,800.00          467,460.00
                                                                       ----------------    ----------------
                            TOTAL BANKS                                    1,030,642.11        1,733,799.75        3.55%

BUSINESS EQUIPMENT & SERVICES
                 7,300    ANALYTICAL SURVEYS INC. (b)                        189,334.75          267,362.50
                34,450    CHECKPOINT SYS INC COM                             522,920.45          486,606.25
                11,900    CURTIS-WRIGHT CORP                                 441,160.00          466,331.25
                12,900    FACTUAL DATA CORP                                  114,003.75          116,100.00
                39,000    GRADCO SYSTEMS INC. (b)                            185,534.45          263,250.00
                54,600    HEADWAY CORPORATE RESOURCES (b)                    316,607.55          648,375.00
                16,750    HENRY (JACK) & ASSOCIATES                          144,200.63          575,781.25
                21,700    M/A/R/C, INC.                                      260,472.17          358,050.00
                25,700    MATTHEWS INTL CORP                                 206,721.87          631,256.25
                46,600    PROPHET 21 INC (b)                                 198,050.00          681,525.00
                                                                       ----------------    ----------------
                            TOTAL BUSINESS EQUIPMENT & SERVICES            2,579,005.62        4,494,637.50        9.19%

CAPITAL EQUIPMENT
                10,300    AMPCO-PITTSBURGH                                   124,447.50          158,362.50
                15,700    GLEASON CORP                                       268,623.77          441,562.50
                 6,000    GRAHAM CORP (b)                                    122,925.00           97,500.00
                14,200    LUFKIN INDUSTRIES INC                              313,595.13          468,600.00
                17,500    MTS SYSTEMS CORP                                   250,137.50          281,093.75
                19,600    PENN ENGINEERING & MFG CO                          440,061.25          482,650.00
                                                                        ---------------  ------------------
                            TOTAL CAPITAL EQUIPMENT                        1,519,790.15        1,929,768.75        3.95%

CHEMICALS
                19,180    PIONEER COMPANIES INC. CL A                        132,198.59          155,837.50        0.32%

CHEMICALS-SPECIALTY
                61,600    GNI GROUP INC. (b)                                 410,141.27          396,550.00
                24,500    VALLEY NATIONAL GASES INC. (b)                     277,932.50          269,500.00
                                                                       ----------------    ----------------
                            TOTAL CHEMICALS SPECIALTY                        688,073.77          666,050.00        1.36%

CLOTHING & SHOES
                70,500    G-III APPAREL GROUP LTD (b)                        403,069.09          317,250.00
                19,500    R  G BARRY CORPORATION (b)                         264,448.86          321,750.00
                                                                       ----------------    ----------------
                            TOTAL CLOTHING & SHOES                           667,517.95          639,000.00        1.31%




See accompanying notes to investment securities               1                                                 (Continued)



                                           CLEARWATER SMALL CAP FUND

                                      SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
COMMUNICATIONS EQUIPMENT
                11,200    ABLE TELCOM HOLDING CORP (b)                       101,690.40          201,600.00
                45,000    INTERNATIONAL FIBERCOM (b)                         403,065.21          392,343.75
                19,000    NUMEREX CORP CL A (b)                              114,000.00           85,500.00
                                                                       ----------------    ----------------
                            TOTAL COMMUNICATIONS EQUIPMENT                   618,755.61          679,443.75        1.39%

COMPUTERS & PERIPHERALS
                19,500    ASTRO-MED INC NEW                                  160,732.50          148,687.50
                14,000    KENTEK INFORMATION SYSTEMS                          85,019.98          120,750.00
                63,900    MTI TECHNOLOGY CORP (b)                            137,898.50          585,084.38
                                                                       ----------------    ----------------
                            TOTAL COMPUTERS & PERIPHERALS                    383,650.98          854,521.88        1.75%

COMPUTER SOFTWARE & SERVICES
               115,000    ENLIGHTEN SOFTWARE (b)                             416,875.00          316,250.00
                46,300    ORCAD INC (b)                                      452,221.63          451,425.00
               123,700    ROCKY MOUNTAIN INTERNET INC. (b)                   309,087.50        1,260,193.75
                                                                       ----------------    ----------------
                            TOTAL COMPUTER SOFTWARE & SERVICES             1,178,184.13        2,027,868.75        4.15%

CONSTRUCTION
                27,400    SHAW GROUP INC. (b)                                476,736.00          712,400.00        1.46%

CONSTRUCTION MATERIALS
                28,300    CAMERON ASHLEY BUILDING PROD (b)                   339,579.60          477,562.50
                29,600    INSTEEL INDUSTRIES                                 247,755.00          186,850.00
                32,800    INTERNATIONAL COMFORT PRODUCTS CORP (b)            233,323.27          397,700.00
                 1,400    MILLER BUILDING SYSTEMS INC (b)                     11,987.50           12,600.00
                38,800    NORTHWEST PIPE COMPANY (b)                         614,565.63          911,800.00
                13,000    TEXAS INDUSTRIES INC.                              353,358.50          689,000.00
                                                                       ----------------    ----------------
                            TOTAL CONSTRUCTION MATERIALS                   1,800,569.50        2,675,512.50        5.47%

COSMETICS & TOILETRIES
                32,616    HERBALIFE INTERNATIONAL CL-B                       661,454.35          672,705.00
                70,500    LAMAUR CORPORATION (b)                             404,550.50           46,265.63
                                                                       ----------------    ----------------
                            TOTAL COSMETICS & TOILETRIES                   1,066,004.85          718,970.63        1.47%

DEFENSE
                39,600    HERLEY INDUSTRIES INC. (b)                         234,888.17          490,050.00        1.00%

ELECTRICAL EQUIPMENT
                46,800    JPM COMPANY (b)                                    578,288.65          558,675.00        1.14%

ELECTRONIC COMPONENTS & EQUIPMENT
                39,100    AEHR TEST SYSTEMS (b)                              258,622.27          233,378.13
                29,400    AEROFLEX INC (b)                                   346,015.41          305,025.00
                55,400    ALIGN-RITE INTERNATIONAL (b)                       759,155.27          824,075.00
                 8,100    BEL FUSE INC (b)                                   163,012.50          180,225.00
                12,100    C & D TECHNOLOGIES INC                             357,277.20          701,800.00
                40,725    FREQUENCY ELECTRONICS INC                          260,979.38          511,607.81
                66,900    INTL MANUFACTURING SERVICES (b)                    544,768.00          451,575.00


See accompanying notes to investment securities              2                                                 (Continued)



                                           CLEARWATER SMALL CAP FUND

                                      SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
ELECTRONIC COMPONENTS & EQUIPMENT (cont)
                19,500    KEITHLEY INSTRUMENTS INC                           263,907.88          145,031.25
                13,600    OPTEK TECHNOLOGY INC (b)                           305,991.25          260,100.00
                50,000    PAC AEROSPACE & ELECTRONICS (b)                    314,100.00          315,625.00
                64,885    QC OPTICS (b)                                      236,355.10          158,157.19
                                                                       ----------------    ----------------
                            TOTAL ELECTRONIC COMPONENTS & EQUIP            3,810,184.26        4,086,599.38        8.36%

FINANCIAL SERVICES
                27,600    AAMES FINANCIAL CORP                               386,349.78          379,500.00
                49,000    AMERICAN PHYSICIANS SERVICE GROUP (b)              208,250.00          350,656.25
                36,800    KINNARD INVESTMENTS INC. (b)                       214,731.25          236,900.00
                18,300    LIBERTY FINANCIAL COMPANIES                        352,777.00          631,350.00
                34,400    LONDON PACIFIC GROUP                               459,422.90          546,100.00
                28,510    PACIFIC CREST CAPITAL INC.                         199,153.12          502,488.75
                                                                       ----------------    ----------------
                            TOTAL FINANCIAL SERVICES                       1,820,684.05        2,646,995.00        5.41%

FOREST & PAPER PRODUCTS
                44,000    MERCER INTL INC-SBI                                435,342.84          438,625.00
                28,400    POPE & TALBOT INC                                  410,998.74          331,925.00
                                                                       ----------------    ----------------
                            TOTAL FOREST & PAPER PRODUCTS                    846,341.58          770,550.00        1.58%

FURNITURE & FURNISHING
                26,400    PULASKI FURNITURE CORP                             608,425.50          660,000.00
                28,900    WINSLOEW FURNITURE INC. (b)                        315,064.50          780,300.00
                                                                       ----------------    ----------------
                            TOTAL FURNITURE & FURNISHING                     923,490.00        1,440,300.00        2.95%

GROCERY-RETAIL & WHOLESALE
                20,600    FLEMING COMPANIES, INC.                            344,900.94          361,787.50
                26,950    SCHULTZ SAV O STORES INC.                          297,805.00          437,937.50
                                                                       ----------------    ----------------
                            TOTAL GROCERY-RETAIL & WHOLESALE                 642,705.94          799,725.00        1.64%

HEALTHCARE-DRUGS
                22,925    ICN PHARMACEUTICALS                                227,269.81        1,047,385.94        2.14%

HEALTHCARE-GENERAL
                 6,900    INVIVO CORPORATION (b)                              63,725.00           91,425.00
                47,800    THORATEC LABS CORP (b)                             403,312.50          394,350.00
                72,900    UROCOR INC (b)                                     526,192.77          519,412.50
                                                                       ----------------    ----------------
                            TOTAL HEALTHCARE-GENERAL                         993,230.27        1,005,187.50        2.06%

HOME BUILDING
                 7,250    AMERICAN HOMESTAR CORP (b)                          62,198.54          173,546.88
                27,700    AMREP CORP (b)                                     192,767.70          270,075.00
                29,600    D R HORTON INC                                     571,430.33          617,900.00
                58,000    SAXTON INC. (b)                                    439,600.00          391,500.00
                                                                        ---------------  ------------------
                            TOTAL HOME BUILDING                            1,265,996.57        1,453,021.88        2.97%

INSURANCE-LIFE
                16,339    AMERUS LIFE HOLDINGS INC-A                         530,014.43          528,975.13
                19,100    INTERCONTINENTAL LIFE CORP (b)                     495,175.00          491,825.00
                                                                       ----------------    ----------------
                            TOTAL INSURANCE                                1,025,189.43        1,020,800.13        2.09%


See accompanying notes to investment securities               3                                                 (Continued)



                                           CLEARWATER SMALL CAP FUND

                                      SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
INSURANCE-PROPERTY & CASUALTY
                24,000    AMERICAN SAFETY INS GROUP (b)                      269,687.50          282,000.00
                26,600    CHARTWELL RE CORPORATION                           815,680.70          783,037.50
                39,000    PENN AMERICA GROUP INC CO                          507,000.00          526,500.00
                17,300    PENN TREATY AMERICAN CORP (b)                      304,309.85          544,950.00
                66,000    SEIBELS BRUCE GROUP INC.                           479,712.50          486,750.00
                                                                       ----------------    ----------------
                            TOTAL INSURANCE                                2,376,390.55        2,623,237.50        5.37%

LEISURE TIME INDUSTRY
                59,300    BLUEGREEN CORP (b)                                 428,939.83          522,581.25
                19,700    BOSTON ACOUSTICS INC COM                           580,657.50          723,975.00
                37,000    FEATHERLITE MANUFACTURING (b)                      299,156.25          444,000.00
                20,300    TODD AO CORP                                       204,800.00          208,075.00
                                                                       ----------------    ----------------
                            TOTAL LEISURE TIME INDUSTRY                    1,513,553.58        1,898,631.25        3.88%

MOTOR VEHICLE PARTS
                39,900    NOBLE INTERNATIONAL LTD (b)                        426,577.50          433,912.50
                11,000    TRANSTECHNOLOGY CORP                               178,750.00          282,562.50
                                                                       ----------------    ----------------
                            TOTAL MOTOR VEHICLE PARTS                        605,327.50          716,475.00        1.47%

PETROLEUM-DOMESTIC
                42,000    CREDO PETROLEUM (b)                                 95,760.00          108,937.50        0.22%

PETROLEUM-SERVICES & EQUIPMENT
                74,700    BOLT TECHNOLOGY CORP (b)                           133,105.38          681,637.50
                56,000    DAILEY PETROLEUM SERVICES (b)                      623,677.10          336,000.00
                80,000    ICO INC                                            358,695.74          345,000.00
                18,100    MAVERICK TUBE CORP (b)                             443,242.60          210,412.50
               143,500    NORTON DRILLING SERVICES, INC (b)                  217,449.45          125,562.50
                28,500    SUPERIOR ENERGY SERVICES INC. (b)                  261,494.10          144,281.25
                                                                       ----------------    ----------------
                            TOTAL PETROLEUM-SERVICES & EQUIPMENT           2,037,664.37        1,842,893.75        3.77%

PHOTOGRAPHIC EQUIPMENT
                43,100    BALLANTYNE OF OMAHA INC (b)                        343,512.50          360,962.50        0.74%

PLASTICS
                27,000    SPARTECH CORP                                      323,814.09          578,812.50        1.18%

RETAIL-GENERAL MERCHANDISE
                10,200    ELDER-BEERMAN STORES CORP (b)                      274,125.00          272,212.50        0.56%

RETAIL-SPECIALTY
                13,130    BURLINGTON COAT FACTORY WRHS                       176,918.75          295,425.00
                 8,700    FINLAY ENTERPRISES INC. (b)                        165,300.00          209,887.50
                44,400    LECHTERS INC. (b)                                  260,003.85          217,837.50
                                                                       ----------------    ----------------
                            TOTAL RETAIL-SPECIALTY                           602,222.60          723,150.00        1.48%

SAVINGS & LOAN
                 9,134    ASTORIA FINANCIAL                                  378,528.21          488,669.00        1.00%

STEEL
                22,000    SCHNITZER STEEL INDUSTRIES INC-A                   544,811.25          519,750.00        1.06%


See accompanying notes to investment securities               4                                                 (Continued)



                                           CLEARWATER SMALL CAP FUND

                                      SCHEDULE OF INVESTMENTS AT JUNE 30, 1998

           FACE                                                                                                  PERCENT
          AMOUNT                                                                                    MARKET          OF
         OR SHARES                 SECURITY                                   COST                 VALUE (a)    NET ASSETS

COMMON STOCKS
TEXTILES
                40,200    CONCORD FABRICS INC CL A (b)                       353,060.00          371,850.00
                24,400    ALPINE GROUP INC. (b)                              445,965.00          506,300.00
                                                                       ----------------    ----------------
                            TOTAL TEXTILES                                   799,025.00          878,150.00        1.80%

UTILITIES-ELECTRIC
                36,550    EL PASO ELECTRIC COMPANY (b)                       201,865.25          335,803.13
                21,500    TRIGEN ENERGY CORP                                 401,512.50          296,968.75
                                                                       ----------------    ----------------
                            TOTAL UTILITIES-ELECTRIC                         603,377.75          632,771.88        1.29%

UTILITIES-GAS & PIPELINE
                23,500    CTG RESOURCES                                      554,270.10          552,250.00
                38,450    MIDCOAST ENERGY RESOURCES                          707,285.75          893,962.50
                16,300    NUI CORP                                           296,229.73          414,631.25
                27,100    PROVIDENCE ENERGY CORP                             504,050.75          570,793.75
                                                                       ----------------    ----------------
                            TOTAL UTILITIES-GAS & PIPELINE                 2,061,836.33        2,431,637.50        4.97%

PREFERRED STOCK

BANKS
                 9,000    IRWIN FINANCIAL CORP                               225,000.00          239,625.00        0.49%

CASH EQUIVALENTS
                          REPURCHASE AGREEMENTS WITH STATE STREET
             1,048,424.36   BANK, 5.3%, 7/1/98 (d)                         1,048,424.36        1,048,424.36        2.14%
                                                                       ----------------    ----------------  ----------

                          TOTAL INVESTMENTS                               38,886,301.48       48,585,253.58       99.39%
                                                                       ================    ================  ==========





Notes to Investments in Securities

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b) Currently non-income producing.

     (c) At June 30, 1998, the cost for federal income tax purposes was $38,886,301. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:
                          Gross unrealized appreciation                                                      12,007,487.09
                          Gross unrealized depreciation                                                      (2,308,534.99)
                                                                                                      ---------------------
                              Net unrealized appreciation                                                    $9,698,952.10
                                                                                                      =====================

     (d) Repurchase agreement acquired on 6/30/98 is collateralized by U.S. government agency securities and interest due at maturity is $154.35.





See accompanying notes to investment securities               5